STOCK BASED COMPENSATION (Details) - $ / shares		1 Months Ended	12 Months Ended
	Apr. 12, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
ADS
STOCK BASED COMPENSATION
Granted (in shares)			5,385,374	29,388
Amended Plan
STOCK BASED COMPENSATION
Percentage of ordinary shares reserved for issuance		15.00%
Number of ordinary shares reserved for future issuance			6,391,925,000
Number of shares acquired on exercise of options granted	1,535,714,000
Number of shares available for issuance			971,243
Granted (in shares)				0
Amended Plan | ADS
STOCK BASED COMPENSATION
Number of ordinary shares reserved for future issuance			1,278,385
Number of shares acquired on exercise of options granted	307,142
Exercised (in dollars per share)	$ 17.50
Vesting period			4 years
Granted (in shares)			307,142
Amended Plan | ADS | Minimum
STOCK BASED COMPENSATION
Vesting period			3 years